EMPLOYEE BENEFIT PLANS (Details) (CNY) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
EMPLOYEE BENEFIT PLANS
Total contributions for employee benefits	55.5	45.1	56.5
Amounts accrued and included in salaries, commissions and welfare payable	10.4	8.0	7.9